Statements of Cash Flows (Unaudited) - USD ($)	4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023
Statement of Cash Flows [Abstract]
Net income (loss)	$ (3,392)	$ (3,451)	$ 216,479
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized gain on marketable securities held in Trust Account			(413,232)
Deferred tax provision			82,214
Changes in operating assets and liabilities:
Prepaid expenses	(159)	(80)	(252,767)
Accrued expenses			290,193
Franchise tax payable			21,739
Related party payable – administrative fee			13,226
Net cash used in operating activities	(3,551)	(3,531)	(42,148)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(75,750,000)
Net cash used in investing activities			(75,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	25,000
Proceeds from sale of Units, net of underwriting discounts paid			74,149,500
Proceeds from sale of Private Placements Warrants			2,865,500
Advances from related party	3,456	4,001
Due to Sponsor	90,000	35,000	(35,000)
Proceeds from promissory note – related party			102,610
Payment of offering costs	(25,000)	(49,000)	(657,401)
Net cash provided by financing activities	93,456	15,001	76,425,209
Net Changes in Cash	89,905	11,470	633,061
Cash – Beginning of period			11,470
Cash – End of period	89,905	11,470	644,531
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs		23,438	75,000
Offering costs paid from due from related party	25,000	$ 25,000
Issuance of representative shares			8
Initial classification of Class A common stock subject to possible redemption			75,750,000
Accretion of additional paid in capital to accumulated deficit			2,141,697
Change in value of Class A common stock subject to possible redemption			309,279
Deferred underwriting fee payable			2,625,000
Conversion of due to Sponsor to promissory note – related party			$ 35,000